Other Current Assets (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets [Abstract]
Schedule of other current assets
	As of December 31,
	2022	2021

Receivables from governmental authorities	$38	$92
Prepaid expenses	5	177

	$43	$269

	As of December 31,
	2021	2020

Receivables from governmental authorities	$92	$27
Prepaid expenses	177	201

	$269	$228